FAIR VALUE OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE OF INVESTMENTS
Schedule of unrealized profit (loss) on open forwards and futures contracts, by the fair value hierarchy levels

2017	Total	Level I	Level II	Level III

Net unrealized profit (loss) on open contracts

Assets
Futures	$26,926,899	$15,451,347	$11,475,552	$—
Forwards	8,014,190	—	8,014,190	—

	$34,941,089	$15,451,347	$19,489,742	$—

Liabilities
Futures	$15,093,936	$12,380,974	$2,712,962	$—
Forwards	3,291,347	—	3,291,347	—

	$18,385,283	$12,380,974	$6,004,309	$—

December 31, 2017	$16,555,806	$3,070,373	$13,485,433	$—

2016	Total	Level I	Level II	Level III

Net unrealized profit (loss) on open contracts

Assets
Futures	$22,615,031	$20,445,969	$2,169,062	$—
Forwards	4,887,369	—	4,887,369	—

	$27,502,400	$20,445,969	$7,056,431	$—

Liabilities
Futures	$12,781,752	$7,394,064	$5,387,688	$—
Forwards	3,746,400	—	3,746,400	—

	$16,528,152	$7,394,064	$9,134,088	$—

December 31, 2016	$10,974,248	$13,051,905	$(2,077,657)	$—

Schedule of trading profits and losses before brokerage commissions, by commodity industry sector

	December 31, 2017	December 31, 2016	December 31, 2015
Commodity Industry Sector	Profit (loss) from trading, net	Profit (loss) from trading, net	Profit (loss) from trading, net

Agriculture	$3,693,365	$(5,108,659)	$3,186,283
Currencies	(16,685,850)	23,899,963	(8,966,092)
Energy	(5,427,642)	(20,731,130)	36,538,775
Interest rates	(16,190,929)	48,174,692	17,080,347
Metals	(5,579,944)	(30,523,950)	8,631,611
Stock indices	88,202,648	(121,465)	(26,141,465)

Total, net	$48,011,648	$15,589,451	$30,329,459